12. INCOME TAXES (Details - Income tax rate)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	(25.00%)	(25.00%)	(25.00%)
Change in valuation allowance	20.00%	19.00%	(24.00%)
Non-deductible stock-based compensation	0.00%	0.00%	(1.00%)
Non-deductible change in fair value of derivative Liability	(64.00%)	(117.00%)	107.00%
Non-deductible accretion expense	15.00%	1.00%	4.00%
Effect of foreign exchange	54.00%	122.00%	(61.00%)
Effect of change in income tax rate	0.00%	0.00%	0.00%
Total	0.00%	0.00%	0.00%